Related parties - Transactions with associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	€ 980,299	€ 976,834	€ 949,250
Liabilities	924,671	919,829
Associates
Disclosure of subsidiaries [line items]
Assets	121	121
Liabilities	424	309
Off-balance sheet commitments	20	28
Income received	10	12
Expenses paid	3	0
Joint ventures
Disclosure of subsidiaries [line items]
Assets	0	0
Liabilities	1	1
Off-balance sheet commitments	0	0
Income received	0	0
Expenses paid	€ 0	€ 0